Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Nova LifeStyle, Inc.
Entity Central Index Key	0001473334
Entity Tax Identification Number	90-0746568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6565 E. Washington Blvd.
Entity Address, City or Town	Commerce
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90040
City Area Code	(323)
Local Phone Number	888-9999
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6565 E. Washington Blvd.
Entity Address, City or Town	Commerce
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90040
Contact Personnel Name	Xiaohua Lu